UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         		Dublin 4
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6378119
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    February 4th, 2004
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:          42
Form 13F Information Table Value Total:   	$10,447,428
List of Other Included Managers:
 No.  13F File Number     Name

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE   SHARES/    SH/PRPUT/CALINVESTMENT OTHER      VOTING AUTHORITY
                                                   (x$000) PRN AMT                DISCRETION MANAGERS   SOLE          SHAREDNONE
Elan Plc                 ADR            284131208  138     20000      SH          SOLE                  20000
Iona Technologies Plc    Sponsored ADR  46206P109  5264    1004623    SH          SOLE                  1004623
ICON Pub Ltd Co          Sponsored ADR  45103T107  3032    71646      SH          SOLE                  71646
Posco                    Sponsored ADR  693483109  38270   1142397    SH          SOLE                  1142397
PPG Inds Inc             Com            693506107  188983  2973298    SH          SOLE                  2973298
Dover Corp               Com            260003108  291800  7366818    SH          SOLE                  7366818
Sysco Corp               Com            871829107  676588  18124520   SH          SOLE                  18124520
Wal Mart Stores Inc      Com            931142103  119126  2257033    SH          SOLE                  2257033
Johnson & Johnson        Com            478160104  687318  13379747   SH          SOLE                  13379747
Becton Dickinson & Co    Com            075887109  304984  7357869    SH          SOLE                  7357869
J P Morgan Chase & Co    Com            46625H100  298673  8144879    SH          SOLE                  8144879
Citigroup Inc            Com            172967101  275025  5678806    SH          SOLE                  5678806
Donnelley R R & Sons Co  Com            257867101  138402  4636590    SH          SOLE                  4636590
Engelhard Corp           Com            292845104  160760  5353304    SH          SOLE                  5353304
Fastenal Co              Com            311900104  131009  2652005    SH          SOLE                  2652005
Federal Natl Mtg Assn    Com            313586109  704285  9400488    SH          SOLE                  9400488
Gannett Inc              Com            364730101  917140  10299158   SH          SOLE                  10299158
General Dynamics Corp    Com            369550108  91787   1018609    SH          SOLE                  1018609
Home Depot Inc           Com            437076102  245168  6947239    SH          SOLE                  6947239
Illinois Tool Wks Inc    Com            452308109  430318  5141196    SH          SOLE                  5141196
International Business MaCom            459200101  422213  4558056    SH          SOLE                  4558056
Johnson Ctls Inc         Com            478366107  431594  3744847    SH          SOLE                  3744847
Leggett & Platt Inc      Com            524660107  148618  6906030    SH          SOLE                  6906030
MBIA Inc                 Com            55262C100  297858  5057872    SH          SOLE                  5057872
Masco Corp               Com            574599106  222188  8126852    SH          SOLE                  8126852
Microsoft Corp           Com            594918104  220291  8004750    SH          SOLE                  8004750
Wells Fargo & Co New     Com            949746101  545549  9256007    SH          SOLE                  9256007
Pfizer Inc               Com            717081103  475645  13562741   SH          SOLE                  13562741
Altria Group Inc         Com            2209S103   817204  15125007   SH          SOLE                  15125007
Sherwin Williams Co      Com            824348106  205261  6000035    SH          SOLE                  6000035
Outback Steakhouse       Com            689899102  50533   1132259    SH          SOLE                  1132259
Jones Apparel Group Inc  Com            480074103  176933  5091607    SH          SOLE                  5091607
Teleflex Inc             Com            879369106  59053   1217088    SH          SOLE                  1217088
Smurfit-Stone Container CCom            832727101  867     47069      SH          SOLE                  47069
Family DLR Stores Inc    Com            307000109  84610   2375352    SH          SOLE                  2375352
McGraw Hill Cos Inc      Com            580645109  235801  3372437    SH          SOLE                  3372437
Marsh & McLennan Cos Inc Com            571748102  167899  3486999    SH          SOLE                  3486999
Aflac Inc                Com            1055102    101970  2836440    SH          SOLE                  2836440
KT Corp                  Sponsored ADR  48268K101  22646   1215900    SH          SOLE                  1215900
Korea Electric Pwr       Sponsored ADR  500631106  17850   1723000    SH          SOLE                  1723000
Ceva Inc Com             Com            157210105  620     59706      SH          SOLE                  59706
Pulte Homes Inc          Com            745867101  34155   362883     SH          SOLE                  362883